Goodwill and other intangible assets - Key assumptions to fair value less costs of disposals calculation (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IHS Latam Group
Disclosure of intangible assets material to entity [line items]
Discount rate	9.60%	11.00%
Terminal growth rate	4.70%	4.40%
Tenancy growth	5.60%	6.40%
I-Systems [Member]
Disclosure of intangible assets material to entity [line items]
Discount rate	9.40%	10.70%
Terminal growth rate	4.70%	4.40%
I-Systems [Member] | Minimum
Disclosure of intangible assets material to entity [line items]
Homes connected	700,000
I-Systems [Member] | Maximum
Disclosure of intangible assets material to entity [line items]
Homes connected	3,100,000	3,100,000